Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued after completion of Offering	45,000,000
Common stock, shares outstanding after completion of offering	45,000,000
Common stock, shares issued		40,000,000
Common stock, shares outstanding	45,000,000	40,000,000